Total Fair Value Amounts of Derivatives (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Total asset derivatives	¥ 1,465	¥ 549
Total liability derivatives	¥ 22,702	¥ 9,583